LITIGATION AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
LITIGATION AND CONTINGENCIES	LITIGATION AND CONTINGENCIES
General

The Company is involved in various legal proceedings, including product liability, general liability, workers’ compensation liability, employment, commercial and intellectual property litigation, which have arisen in the normal course of operations. The Company is insured for product liability, general liability, workers’ compensation, employer’s liability, property damage and other insurable risk required by law or contract, with retained liability or deductibles. The Company records and maintains an estimated liability in the amount of management’s estimate of the Company’s aggregate exposure for such retained liabilities and deductibles. For such retained liabilities and deductibles, the Company determines its exposure based on probable loss estimations, which requires such losses to be both probable and the amount or range of probable loss to be estimable. The Company believes it has made appropriate and adequate reserves and accruals for its current contingencies and the likelihood of a material loss beyond amounts accrued is remote. The Company believes the outcome of such matters, individually and in aggregate, will not have a material adverse effect on its financial statements as a whole. However, outcomes of lawsuits cannot be predicted and, if determined adversely, could ultimately result in the Company incurring significant liabilities which could have a material adverse effect on its results of operations.

Securities and Stockholder Derivative Lawsuits

In 2010, the Company received complaints seeking certification of class action lawsuits as follows:

•A consolidated class action complaint for violations of securities laws was filed in the United States District Court, District of Connecticut on November 18, 2010 and is entitled Sheet Metal Workers Local 32 Pension Fund and Ironworkers St. Louis Council Pension Fund, individually and on behalf of all others similarly situated v. Terex Corporation, et al.

•A stockholder derivative complaint for violation of the Securities and Exchange Act of 1934, breach of fiduciary duty, waste of corporate assets and unjust enrichment was filed on April 12, 2010 in the United States District Court, District of Connecticut and is entitled Peter Derrer, derivatively on behalf of Terex Corporation v. Ronald M. DeFeo, Phillip C. Widman, Thomas J. Riordan, G. Chris Andersen, Donald P. Jacobs, David A. Sachs, William H. Fike, Donald DeFosset, Helge H. Wehmeier, Paula H.J. Cholmondeley, Oren G. Shaffer, Thomas J. Hansen, and David C. Wang, and Terex Corporation.

These lawsuits, which generally covered the time period from February 2008 to February 2009, alleged violations of federal securities laws and Delaware law claiming, among other things, that certain of the Company’s SEC filings and other public statements contained false and misleading statements which resulted in damages to the Company, the plaintiffs and the members of the purported class when they purchased the Company’s securities and that there were breaches of fiduciary duties.

With respect to these claims, the Company believes that it acted at all times in compliance with all applicable laws and, without any admission of wrongdoing or liability, has settled the stockholder derivative and securities lawsuits. The settlement amounts with respect to each lawsuit were covered by the Company’s insurance policies and did not have a material effect on the Company’s financial results. As part of the stockholder derivative settlement, the Company has agreed to make certain amendments to its corporate governance procedures.
Terex Latin América Equipamentos Ltda ICMS Proceedings

Terex Latin America Equipamentos Ltda (“TLA”) imports Terex products into Brazil through the state of Espirito Santo to its facility in Sao Paulo. For the 2004 through March 2009 period TLA used a third-party trading company, SAB, as an agent to process the importation of Terex products. TLA properly paid the Espirito Santo ICMS tax (Brazilian state value-added tax) to SAB for payment to Espirito Santo, which would produce an ICMS credit to be used against imposition of Sao Paolo ICMS tax. SAB went into bankruptcy and may not have actually remitted to Espirito Santo the ICMS tax amounts paid to it by TLA. The Brazilian state of Sao Paulo challenged the credit against Sao Paolo ICMS that TLA claimed and assessed unpaid ICMS and related interest in the amount of approximately BRL 102 million ($24 million). TLA challenged the claim of Sao Paulo and learned in October 2019 that the Sao Paulo claim has survived the administrative tribunal process. TLA anticipates that it will receive notice for an amount due from Sao Paulo and expects to protest the Sao Paulo claim in litigation which is likely to commence in 2020. While the Company believes the position of the state of Sao Paulo is without merit and continues to vigorously oppose it, no assurance can be given as to the final resolution of the ICMS litigation or that TLA will not ultimately be required to pay ICMS and interest to the state of Sao Paulo.

Other

The Company is involved in various other legal proceedings which have arisen in the normal course of its operations.  The Company has recorded provisions for estimated losses in circumstances where a loss is probable and the amount or range of possible amounts of the loss is estimable.

Credit Guarantees

Customers of the Company from time to time may fund the acquisition of the Company’s equipment through third-party finance companies.  In certain instances, the Company may provide a credit guarantee to the finance company, by which the Company agrees to make payments to the finance company should the customer default.  These may require the Company to: (i) pay-off the customer’s obligations, (ii) assume the customer’s payments or (iii) pay a predetermined percentage of the customer’s outstanding obligation. The current amount of the maximum potential liability under these credit guarantees cannot be reasonably estimated due to limited availability of the unique facts and circumstances of each arrangement, such as customer delinquency and whether changes have been made to the structure of the contractual obligation between the funder and customer.

For credit guarantees outstanding as of December 31, 2019 and 2018, the maximum exposure determined at inception was $78.4 million and $59.2 million ($20.3 million related to discontinued operations), respectively. Terms of these guarantees coincide with the financing arranged by the customer and generally do not exceed five years. Given the Company’s position as original equipment manufacturer and its knowledge of end markets, the Company, when called upon to fulfill a guarantee, generally has been able to liquidate the financed equipment at a minimal loss, if any, to the Company.

There can be no assurance that historical credit default experience will be indicative of future results.  The Company’s ability to recover losses experienced from its guarantees may be affected by economic conditions in effect at the time of loss.